Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 47.7%
Aerospace & Defense - 0.1%
Bombardier, Inc.
7.25%, 07/01/2031 (A)	$ 825,000	$ 852,241
Automobile Components - 1.3%
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/2026 (A)	697,000	697,083
8.50%, 05/15/2027 (A)	1,250,000	1,256,672
Cooper Tire & Rubber Co. LLC
7.63%, 03/15/2027	5,200,000	5,229,224
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029 (B)	1,000,000	933,081
7.00%, 03/15/2028	876,000	887,949
Titan International, Inc.
7.00%, 04/30/2028	720,000	715,313
		9,719,322
Automobiles - 1.7%
Ford Motor Credit Co. LLC
6.13%, 03/08/2034	4,750,000	4,654,145
6.50%, 02/07/2035	3,000,000	3,000,135
Jaguar Land Rover Automotive PLC
5.88%, 01/15/2028 (A)	1,750,000	1,748,590
JB Poindexter & Co., Inc.
8.75%, 12/15/2031 (A)	3,100,000	3,302,253
		12,705,123
Banks - 2.7%
Bank of Montreal
Fixed until 11/26/2034, 7.30% (C), 11/26/2084	3,000,000	3,055,287
Citigroup, Inc.
Fixed until 08/15/2029 (D), 7.13% (C)	3,000,000	3,079,321
Fixed until 11/15/2028 (D), 7.63% (C)	1,000,000	1,046,937
First Horizon Bank
5.75%, 05/01/2030	1,750,000	1,749,058
FNB Corp.
Fixed until 12/11/2029, 5.72% (C), 12/11/2030	5,500,000	5,454,700
Goldman Sachs Group, Inc.
Fixed until 02/10/2030 (D), 6.85% (C)	3,000,000	3,030,597
JPMorgan Chase & Co.
Fixed until 04/01/2030 (D), 6.50% (C)(E)	3,000,000	3,036,321
		20,452,221
Building Products - 2.1%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	2,000,000	1,921,840
Eco Material Technologies, Inc.
7.88%, 01/31/2027 (A)	4,850,000	4,934,511
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028 (A)	3,765,000	3,675,506
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (A)(E)	1,700,000	1,706,375
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Summit Materials LLC/Summit Materials Finance Corp.
6.50%, 03/15/2027 (A)(B)	$ 2,208,000	$ 2,208,000
7.25%, 01/15/2031 (A)	150,000	161,812
Vulcan Materials Co.
5.35%, 12/01/2034	1,000,000	994,461
		15,602,505
Capital Markets - 2.6%
Ares Capital Corp.
5.80%, 03/08/2032	1,000,000	991,048
5.95%, 07/15/2029	2,555,000	2,587,611
Blue Owl Credit Income Corp.
5.80%, 03/15/2030 (A)	6,500,000	6,418,704
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032 (A)	2,800,000	2,584,173
FS KKR Capital Corp.
6.88%, 08/15/2029	3,850,000	3,977,469
7.88%, 01/15/2029	1,550,000	1,649,842
MidCap Financial Investment Corp.
5.25%, 03/03/2025	1,500,000	1,498,534
		19,707,381
Chemicals - 0.3%
Chemours Co.
5.75%, 11/15/2028 (A)	2,495,000	2,367,475
Commercial Services & Supplies - 3.6%
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	3,750,000	3,698,435
Brink's Co.
4.63%, 10/15/2027 (A)	1,000,000	976,824
Clue Opco LLC
9.50%, 10/15/2031 (A)	2,600,000	2,745,543
CoreCivic, Inc.
8.25%, 04/15/2029	1,750,000	1,850,452
Enpro, Inc.
5.75%, 10/15/2026	3,594,000	3,584,259
GEO Group, Inc.
8.63%, 04/15/2029	3,700,000	3,910,101
PROG Holdings, Inc.
6.00%, 11/15/2029 (A)	3,300,000	3,191,004
Service Corp. International
7.50%, 04/01/2027	2,500,000	2,568,473
Upbound Group, Inc.
6.38%, 02/15/2029 (A)	3,675,000	3,602,928
Williams Scotsman, Inc.
4.63%, 08/15/2028 (A)	805,000	790,960
		26,918,979
Construction & Engineering - 2.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027 (A)	1,300,000	1,295,539
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 02/01/2026 (A)	362,000	362,000
7.50%, 02/01/2032 (A)	2,500,000	2,538,502
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Forestar Group, Inc.
5.00%, 03/01/2028 (A)	$ 5,000,000	$ 4,850,028
Installed Building Products, Inc.
5.75%, 02/01/2028 (A)	4,801,000	4,735,847
M/I Homes, Inc.
4.95%, 02/01/2028	2,235,000	2,199,522
Winnebago Industries, Inc.
6.25%, 07/15/2028 (A)	1,525,000	1,517,016
		17,498,454
Consumer Staples Distribution & Retail - 2.7%
Academy Ltd.
6.00%, 11/15/2027 (A)	5,150,000	5,141,769
Arko Corp.
5.13%, 11/15/2029 (A)(B)	675,000	623,033
BlueLinx Holdings, Inc.
6.00%, 11/15/2029 (A)	1,150,000	1,114,356
Dillard's, Inc.
7.00%, 12/01/2028	230,000	239,746
7.75%, 07/15/2026	1,150,000	1,189,967
Macy's Retail Holdings LLC
5.88%, 04/01/2029 (A)	900,000	882,060
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028 (A)	3,900,000	3,740,166
Saks Global Enterprises LLC
11.00%, 12/15/2029 (A)	5,000,000	4,791,246
Sonic Automotive, Inc.
4.63%, 11/15/2029 (A)(B)	2,500,000	2,355,594
		20,077,937
Containers & Packaging - 0.4%
Sealed Air Corp.
6.50%, 07/15/2032 (A)(B)	3,000,000	3,048,477
Diversified REITs - 0.4%
American Assets Trust LP
6.15%, 10/01/2034	635,000	628,657
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/2028 (A)	2,500,000	2,374,601
10.50%, 02/15/2028 (A)	350,000	374,220
		3,377,478
Electric Utilities - 2.6%
Dominion Energy, Inc.
Fixed until 02/15/2035, 6.63% (C), 05/15/2055	1,000,000	1,010,048
Electricite de France SA
5.75%, 01/13/2035 (A)	2,950,000	2,935,498
Public Service Co. of Oklahoma
5.20%, 01/15/2035	3,770,000	3,656,382
Talen Energy Supply LLC
8.63%, 06/01/2030 (A)	4,250,000	4,534,091
TransAlta Corp.
7.75%, 11/15/2029	1,864,000	1,932,810
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Vistra Operations Co. LLC
5.70%, 12/30/2034 (A)	$ 2,500,000	$ 2,475,058
6.95%, 10/15/2033 (A)	2,500,000	2,685,602
		19,229,489
Electrical Equipment - 0.6%
WESCO Distribution, Inc.
6.63%, 03/15/2032 (A)	2,000,000	2,045,224
7.25%, 06/15/2028 (A)	2,729,000	2,780,701
		4,825,925
Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc.
5.88%, 04/10/2034	4,150,000	4,150,840
Energy Equipment & Services - 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	1,500,000	1,507,792
Financial Services - 4.1%
Acadian Asset Management, Inc.
4.80%, 07/27/2026	2,910,000	2,866,470
AG Issuer LLC
6.25%, 03/01/2028 (A)	1,000,000	997,624
Ally Financial, Inc.
Fixed until 05/15/2028 (D), 4.70% (B)(C)	2,250,000	2,045,254
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (A)	2,500,000	2,489,299
9.25%, 07/01/2031 (A)	4,750,000	5,090,247
Citadel LP
6.38%, 01/23/2032 (A)	750,000	761,849
Coinbase Global, Inc.
3.63%, 10/01/2031 (A)	1,250,000	1,081,407
ILFC E-Capital Trust I
3-Month Term SOFR + 1.81%, 6.15% (C), 12/21/2065 (A)	900,000	739,772
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/2028 (A)	2,500,000	2,368,466
OneMain Finance Corp.
7.13%, 11/15/2031	2,100,000	2,159,814
7.50%, 05/15/2031	2,000,000	2,080,528
PRA Group, Inc.
5.00%, 10/01/2029 (A)(B)	1,300,000	1,203,035
StoneX Group, Inc.
7.88%, 03/01/2031 (A)	4,175,000	4,396,701
World Acceptance Corp.
7.00%, 11/01/2026 (A)	2,475,000	2,469,438
		30,749,904
Food Products - 1.6%
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/2028 (A)	1,062,000	1,033,658
Kraft Heinz Foods Co.
6.50%, 02/09/2040	1,500,000	1,591,439
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Post Holdings, Inc.
5.50%, 12/15/2029 (A)	$ 4,000,000	$ 3,917,020
U.S. Foods, Inc.
6.88%, 09/15/2028 (A)	2,300,000	2,361,514
United Natural Foods, Inc.
6.75%, 10/15/2028 (A)	2,875,000	2,853,636
		11,757,267
Health Care Providers & Services - 1.4%
DaVita, Inc.
6.88%, 09/01/2032 (A)(B)	5,950,000	6,047,491
Humana, Inc.
5.95%, 03/15/2034 (B)	2,000,000	2,026,621
Molina Healthcare, Inc.
6.25%, 01/15/2033 (A)	2,200,000	2,183,901
		10,258,013
Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	1,000,000	979,306
Hotels, Restaurants & Leisure - 4.5%
Carnival Corp.
5.75%, 03/01/2027 (A)	1,700,000	1,703,924
10.50%, 06/01/2030 (A)	4,227,000	4,515,356
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033 (A)	3,000,000	2,987,839
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	2,504,000	2,515,028
7.50%, 09/01/2031 (A)	4,500,000	4,689,360
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (A)(B)	1,500,000	1,470,456
6.50%, 05/15/2027 (A)	2,388,000	2,428,567
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028 (B)	4,950,000	4,776,689
NCL Corp. Ltd.
8.13%, 01/15/2029 (A)	1,800,000	1,911,415
Travel & Leisure Co.
6.60%, 10/01/2025	3,450,000	3,458,905
VOC Escrow Ltd.
5.00%, 02/15/2028 (A)	3,366,000	3,288,984
		33,746,523
Household Products - 0.1%
Central Garden & Pet Co.
5.13%, 02/01/2028 (B)	1,141,000	1,121,184
Insurance - 1.4%
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	2,750,000	2,805,320
Kuvare U.S. Holdings, Inc.
Fixed until 05/01/2026, 7.00% (C), 02/17/2051 (A)	1,500,000	1,501,876
Markel Group, Inc.
Fixed until 06/01/2025 (D), 6.00% (B)(C)	4,000,000	3,989,540
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
SBL Holdings, Inc.
Fixed until 11/13/2026 (D), 6.50% (A)(C)	$ 2,500,000	$ 2,320,138
		10,616,874
IT Services - 1.1%
Dell International LLC/EMC Corp.
8.10%, 07/15/2036	405,000	479,019
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	1,750,000	1,704,555
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	1,964,475
NCR Atleos Corp.
9.50%, 04/01/2029 (A)	2,225,000	2,427,720
Unisys Corp.
6.88%, 11/01/2027 (A)	2,000,000	1,979,565
		8,555,334
Leisure Products - 0.6%
Mattel, Inc.
5.45%, 11/01/2041	5,000,000	4,550,295
Machinery - 0.7%
Huntington Ingalls Industries, Inc.
5.75%, 01/15/2035 (B)	3,000,000	2,996,108
Regal Rexnord Corp.
6.30%, 02/15/2030	2,549,000	2,626,104
		5,622,212
Media - 0.4%
Nexstar Media, Inc.
4.75%, 11/01/2028 (A)(B)	2,986,000	2,816,266
Metals & Mining - 0.9%
ATI, Inc.
5.88%, 12/01/2027	4,002,000	3,987,497
Carpenter Technology Corp.
7.63%, 03/15/2030	250,000	258,374
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (A)	2,647,000	2,643,274
		6,889,145
Mortgage Real Estate Investment Trusts - 0.5%
Starwood Property Trust, Inc.
4.38%, 01/15/2027 (A)	3,500,000	3,399,268
Oil, Gas & Consumable Fuels - 3.1%
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 01/15/2027	1,875,000	1,908,487
Murphy Oil Corp.
6.00%, 10/01/2032	6,625,000	6,402,992
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (A)	2,000,000	2,036,474
Occidental Petroleum Corp.
5.55%, 10/01/2034 (B)	2,000,000	1,946,279
ONEOK Partners LP
6.85%, 10/15/2037	1,000,000	1,073,602
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Permian Resources Operating LLC
5.88%, 07/01/2029 (A)	$ 2,250,000	$ 2,233,911
9.88%, 07/15/2031 (A)	1,132,000	1,246,937
Summit Midstream Holdings LLC
8.63%, 10/31/2029 (A)	1,825,000	1,923,718
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/2028	1,190,000	1,191,379
7.00%, 09/15/2028 (A)	2,850,000	2,931,798
Valero Energy Corp.
8.75%, 06/15/2030	300,000	348,576
		23,244,153
Passenger Airlines - 0.2%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (A)	1,500,000	1,513,372
Personal Care Products - 0.4%
Edgewell Personal Care Co.
5.50%, 06/01/2028 (A)	3,000,000	2,960,170
Pharmaceuticals - 0.5%
AdaptHealth LLC
5.13%, 03/01/2030 (A)(B)	3,000,000	2,775,866
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (A)	1,100,000	891,148
		3,667,014
Software - 0.3%
ACI Worldwide, Inc.
5.75%, 08/15/2026 (A)	600,000	600,178
Concentrix Corp.
6.60%, 08/02/2028 (B)	1,490,000	1,540,552
		2,140,730
Specialized REITs - 0.5%
Iron Mountain, Inc.
4.88%, 09/15/2027 (A)	3,050,000	2,994,208
6.25%, 01/15/2033 (A)	750,000	753,080
		3,747,288
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc.
4.25%, 03/15/2029 (A)	3,000,000	2,790,934
Transportation Infrastructure - 0.7%
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/2028 (A)	250,000	244,368
7.00%, 06/15/2032 (A)	3,800,000	3,853,261
XPO CNW, Inc.
6.70%, 05/01/2034	1,181,000	1,220,236
		5,317,865
Total Corporate Debt Securities (Cost $358,812,430)		358,484,756

	Shares	Value
COMMON STOCKS - 45.8%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.	5,000	$ 2,314,750
Banks - 2.7%
Citigroup, Inc.	47,500	3,867,925
JPMorgan Chase & Co.	40,000	10,692,000
Regions Financial Corp.	245,296	6,044,094
		20,604,019
Beverages - 1.0%
PepsiCo, Inc.	50,000	7,534,500
Biotechnology - 4.0%
AbbVie, Inc.	60,000	11,034,000
Amgen, Inc.	30,000	8,562,600
Gilead Sciences, Inc.	105,000	10,206,000
		29,802,600
Capital Markets - 4.8%
Blackrock, Inc.	10,000	10,755,000
Goldman Sachs Group, Inc.	24,500	15,689,800
Morgan Stanley	39,372	5,450,266
Nasdaq, Inc.	50,000	4,117,000
		36,012,066
Consumer Staples Distribution & Retail - 0.4%
Target Corp.	20,000	2,758,200
Electric Utilities - 1.6%
Duke Energy Corp.	35,000	3,919,650
Southern Co.	95,000	7,975,250
		11,894,900
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	40,000	11,548,000
Household Products - 1.3%
Procter & Gamble Co.	60,000	9,959,400
Insurance - 1.1%
American International Group, Inc.	55,000	4,051,300
Travelers Cos., Inc.	16,651	4,082,492
		8,133,792
Interactive Media & Services - 5.1%
Alphabet, Inc., Class C	120,000	24,672,000
Meta Platforms, Inc., Class A	20,000	13,783,600
		38,455,600
IT Services - 2.5%
International Business Machines Corp.	75,000	19,177,500
Machinery - 1.2%
Cummins, Inc.	10,000	3,562,500
Deere & Co.	11,000	5,242,160
		8,804,660
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp. (B)	300,000	2,991,000
Multi-Utilities - 0.7%
Dominion Energy, Inc.	100,000	5,559,000
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp.	40,000	$ 5,967,600
Diamondback Energy, Inc.	20,000	3,287,200
Exxon Mobil Corp.	25,000	2,670,750
ONEOK, Inc.	40,000	3,886,800
		15,812,350
Pharmaceuticals - 2.7%
Johnson & Johnson	50,000	7,607,500
Merck & Co., Inc.	125,000	12,352,500
		19,960,000
Retail REITs - 0.4%
Realty Income Corp.	60,000	3,278,400
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom, Inc.	75,000	16,595,250
NVIDIA Corp.	75,000	9,005,250
		25,600,500
Software - 2.8%
Microsoft Corp.	50,000	20,753,000
Specialized REITs - 1.8%
Equinix, Inc.	8,300	7,583,378
Gaming & Leisure Properties, Inc.	130,000	6,290,700
		13,874,078
Specialty Retail - 1.5%
Best Buy Co., Inc.	100,000	8,586,000
Lowe's Cos., Inc.	9,475	2,463,879
		11,049,879
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	80,000	18,880,000
Total Common Stocks (Cost $226,323,735)		344,758,194
PREFERRED STOCKS - 5.2%
Banks - 0.6%
Dime Community Bancshares, Inc.
5.50% (B)	73,993	1,451,743
M&T Bank Corp.
Series J, 7.50% (B)	81,500	2,193,980
Regions Financial Corp.
Fixed until 09/15/2029, 6.95% (B)(C)	51,500	1,313,250
		4,958,973
Capital Markets - 0.4%
Morgan Stanley
Series P, 6.50%	60,000	1,542,600
Series Q, 6.63% (B)	65,000	1,690,000
		3,232,600
Consumer Finance - 0.5%
Synchrony Financial
Series B, Fixed until 05/15/2029, 8.25% (B)(C)	142,000	3,693,420
	Shares	Value
PREFERRED STOCKS (continued)
Electric Utilities - 0.6%
SCE Trust VIII
Series N, 6.95%	75,000	$ 1,680,750
Southern Co.
6.50% (F)	100,000	2,639,000
		4,319,750
Insurance - 1.7%
Allstate Corp.
Series J, 7.38% (B)	73,000	1,940,340
Aspen Insurance Holdings Ltd.
5.63%	20,000	398,400
Athene Holding Ltd.
Series A, Fixed until 06/30/2029, 6.35% (C)	35,000	860,650
Fixed until 03/30/2029, 7.25% (C)	160,000	4,046,400
Enstar Group Ltd.
Series E, 7.00%	50,000	995,500
F&G Annuities & Life, Inc.
7.30% (F)	30,000	748,500
7.95%	97,000	2,554,010
Reinsurance Group of America, Inc.
Fixed until 10/15/2027, 7.13% (C)	40,000	1,060,400
		12,604,200
Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp.
Series E, 3-Month LIBOR + 4.99%, 10.12% (B)(C)	49,300	1,245,318
Annaly Capital Management, Inc.
Series F, 3-Month Term SOFR + 5.25%, 9.56% (B)(C)	40,784	1,044,070
New York Mortgage Trust, Inc.
Series F, Fixed until 10/15/2026, 6.88% (C)	120,000	2,649,600
Rithm Capital Corp.
Series D, Fixed until 11/15/2026, 7.00% (B)(C)	65,000	1,542,450
Two Harbors Investment Corp.
Series B, Fixed until 07/27/2027, 7.63% (C)	7,243	170,935
		6,652,373
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP
Series A-1, 6.50%	36,278	549,612
Trading Companies & Distributors - 0.2%
Triton International Ltd.
Series E, 5.75% (B)	100,000	1,987,000
Wireless Telecommunication Services - 0.2%
U.S. Cellular Corp.
5.50%	60,100	1,331,215
Total Preferred Stocks (Cost $40,682,120)		39,329,143
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
OTHER INVESTMENT COMPANY - 3.9%
Securities Lending Collateral - 3.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (G)	29,345,030	$ 29,345,030
Total Other Investment Company (Cost $29,345,030)		29,345,030

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.80% (G), dated 01/31/2025, to be repurchased at $8,021,600 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $8,181,002.	$ 8,020,397	8,020,397
Total Repurchase Agreement (Cost $8,020,397)		8,020,397
Total Investments (Cost $663,183,712)		779,937,520
Net Other Assets (Liabilities) - (3.7)%		(27,961,501)
Net Assets - 100.0%		$ 751,976,019
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$358,484,756	$—	$358,484,756
Common Stocks	344,758,194	—	—	344,758,194
Preferred Stocks	39,329,143	—	—	39,329,143
Other Investment Company	29,345,030	—	—	29,345,030
Repurchase Agreement	—	8,020,397	—	8,020,397
Total Investments	$413,432,367	$366,505,153	$—	$779,937,520
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $219,892,866, representing 29.2% of the
Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $30,916,825, collateralized by cash collateral of $29,345,030 and non-cash collateral, such as U.S. government securities of $2,251,817. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Non-income producing security.
(G)	Rate disclosed reflects the yield at January 31, 2025.
(H)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Multi-Asset Income (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Funds

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds